Note 10 - Long-term Debt - Annual Repayments Under Credit Facilities and Term Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Annual repayment for 2018	$ 198,391
Annual repayment for 2019	165,267
Annual repayment for 2020	347,615
Annual repayment for 2021	132,324
Annual repayment for 2022	9,975
Total	$ 853,572	$ 1,058,327